Form N-1A Cover	Sep. 22, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 22, 2025
Prospectus Date	Mar. 01, 2025
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Emerging Markets Fixed Income FundThe following replaces similar disclosure in the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of the fund’s prospectus:Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high yield bonds (also known as “junk bonds”) and other debt securities issued by governments and corporations in emerging market countries (i.e., the issuer is traded mainly in an emerging market, is organized under the laws of an emerging market country or is a company with more than half of its business in emerging markets) or the return on which is derived primarily from emerging markets.The fund considers “emerging markets” to include, but not to be limited to: (i) the countries or markets that are part of the JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index; or (ii) the countries or markets that are classified as “emerging market and developing economies” by the International Monetary Fund (“IMF”) (World Economic Outlook); or (iii) countries listed as low or middle (both lower middle and higher middle) income by the World Bank, if a country is an emerging market and if such country is not listed in the JP Morgan EMBI Global Diversified Index and if it is not classified as an “emerging market and developing economy” by the IMF.The fund may invest without limit in investment-grade debt securities and in junk bonds, which are those below the fourth credit grade (grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default.The fund may also invest in derivatives instruments, including Treasury futures, forward currency contracts and credit default swaps.The fund invests at least 50% of total assets in US dollar-denominated securities.The following information is added to the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and within the summary section and the “FUND DETAILS” section of the fund’s prospectus:Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities or for non-hedging purposes to seek to enhance potential gains. Portfolio management generally may also use credit default swaps to seek to increase the fund’s income, to gain exposure to a bond issuer’s credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund’s portfolio.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.